Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001579982
ARK Web x.0 ETF (Prospectus Summary) | ARK Web x.0 ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ARK Web x.0 ETF (ARKW)
Risk/Return Supplement [Text Block]	ck0001579982_SupplementTextBlock

ARK ETF TRUST

ARK Innovation ETF (ARKK)

ARK Web x.0 ETF (ARKW)

Supplement dated January 10, 2018 to the Prospectuses for the ARK ETF Trust dated November 30, 2017.

This Supplement updates certain information contained in the Prospectus with respect to each of the following series of the ARK ETF Trust: ARK Innovation ETF and ARK Web x.0 ETF (collectively, “Funds”). You may obtain copies of the Funds' Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 855-406-1506, sending an email request to info@ark-invest.com, or by writing to ARK Investment Management, LLC, 155 West 19th Street, Fifth Floor, New York, New York 10011.

Effective immediately, the Prospectus is revised as follows:

•        On page 3, the third paragraph is deleted and replaced with the following:

FinTech Innovation Companies. Companies that the Adviser believes are focused on and expected to benefit from the shifting of the financial sector and economic transactions to technology infrastructure platforms, and technological intermediaries. FinTech Innovation Companies may also develop, use or rely on innovative payment platforms and methodologies, point of sale providers, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, intermediary exchanges, asset allocation technology, cryptocurrency,** mobile payments, and risk pricing and pooling aggregators. The Fund may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust. The Fund's exposure to cryptocurrency may change over time and, accordingly, such exposure may not always be represented in the Fund's portfolio.

•        On page 26, the second paragraph is deleted and replaced with the following:

In selecting companies that the Adviser believes are relevant to a particular investment theme, it seeks to identify, using its own internal research and analysis, companies capitalizing on disruptive innovation or that are enabling the further development of a theme in the markets in which they operate. The Adviser's internal research and analysis leverages insights from diverse sources, including internal and external research, to develop and refine its investment themes and identify and take advantage of trends that have ramifications for individual companies or entire industries. The types of companies that the Adviser believes are relevant to this theme are those that are focused on shifting the bases of technology infrastructure from hardware and software to the cloud, enabling mobile and local services, among others. The Adviser believes FinTech Innovation Companies are companies that are focused on and expected to benefit from the shifting of the financial sector and economic transactions to technology infrastructure platforms, and technological intermediaries. FinTech Innovation Companies may also develop, use or rely on innovative payment platforms and methodologies, point of sale providers, transactional innovations, business analytics, fraud reduction, frictionless funding platforms, peer-to-peer lending, intermediary exchanges, asset allocation technology, cryptocurrency,** mobile payments, and risk pricing and pooling aggregators. The Fund may have exposure to cryptocurrency, such as bitcoin, indirectly through an investment in a grantor trust. The Fund's exposure to cryptocurrency may change over time and, accordingly, such exposure may not always be represented in the Fund's portfolio.